NON-CURRENT ASSETS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Decrease in other receivables	$ 90	$ 379
MJAI [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Rent	$ 11,016